Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Inventories	¥ 28,122		¥ 28,371
Allowance for dealers and customers	87,224		79,075
Accrued bonus	32,380		28,408
Property, plant and equipment	65,397		54,330
Operating loss carryforwards	138,559		145,140
Pension and other postretirement benefits	229,102	[1]	217,531	[1]
Other	166,894		161,107
Total gross deferred tax assets	747,678		713,962
Less valuation allowance	81,007		69,092		65,479	53,410
Net deferred tax assets	666,671		644,870
Deferred tax liabilities:
Inventories	(16,575)		(11,044)
Prepaid pension expenses	(12,274)		(19,586)
Property, plant and equipment, excluding lease transactions	(80,103)		(65,774)
Direct financing lease transactions	(23,580)		(17,942)
Operating lease transactions	(623,535)		(525,865)
Undistributed earnings of subsidiaries and affiliates	(89,126)		(91,241)
Net unrealized gains on available-for-sale securities	(27,042)		(21,218)
Other	(51,727)		(42,673)
Total gross deferred tax liabilities	(923,962)		(795,343)
Net deferred tax asset (liability)	¥ (257,291)		¥ (150,473)

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).